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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Gates Capital Management, Inc.
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   Address:      1177 Avenue of the Americas, 32nd Floor
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                 New York, NY 10036
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Form 13F File Number: 28-11102
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey L. Gates
         -------------------------------
Title:   President
         -------------------------------
Phone:   (212) 626-1421
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Jeffrey L. Gates       New York, New York   February 14, 2013
   -------------------------------   ------------------   -----------------
           [Signature]                 [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 31
                                        --------------------

Form 13F Information Table Value Total: $1,597,555
                                        --------------------
                                            (thousands)

List of Other Included Managers: NONE

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FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN MANAGERS    SOLE   SHARED  NONE
ARBITRON INC                          COM       03875Q108    48360  1035991 SH        SOLE              1035991
ASHLAND INC NEW                       COM       044209104    84273  1048036 SH        SOLE              1048036
BED BATH & BEYOND INC                 COM       075896100    72627  1299000 SH        SOLE              1299000
BLOUNT INTL INC NEW                   COM       095180105     7736   488970 SH        SOLE               488970
DARLING INTL INC                      COM       237266101    53165  3314536 SH        SOLE              3314536
DAVITA HEALTHCARE PARTNERS I          COM       23918K108    87806   794410 SH        SOLE               794410
DOMTAR CORP                         COM NEW     257559203    75727   906697 SH        SOLE               906697
DOVER DOWNS GAMING & ENTMT            COM       260095104     5831  2650323 SH        SOLE              2650323
FLOTEK INDS INC DEL                   COM       343389102    51338  4208032 SH        SOLE              4208032
GRACE W R & CO DEL NEW                COM       38388F108    81593  1213635 SH        SOLE              1213635
GRACE W R & CO DEL NEW                COM       38388F958     1136   450000 SH   PUT  SOLE               450000
HEADWATERS INC                        COM       42210P102     2166   253000 SH        SOLE               253000
HECKMANN CORP                         COM       422680108     8583  2129678 SH        SOLE              2129678
INTERNATIONAL GAME TECHNOLOGY         COM       459902102   124220  8766397 SH        SOLE              8766397
INTERVAL LEISURE GROUP INC            COM       46113M108    41737  2152483 SH        SOLE              2152483
ITT CORP NEW                        COM NEW     450911201    31603  1347104 SH        SOLE              1347104
KAR AUCTION SVCS INC                  COM       48238T109    14500   716419 SH        SOLE               716419
MCGRAW HILL COS INC                   COM       580645109    69969  1279841 SH        SOLE              1279841
MERCER INTL INC                       COM       588056101    31608  4414522 SH        SOLE              4414522
MGM RESORTS INTERNATIONAL        NOTE 4.25% 4/1 55303QAE0    68470 64671000 PRN       SOLE             64671000
MGM RESORTS INTERNATIONAL             COM       552953101     7284   625785 SH        SOLE               625785
MUELLER INDS INC                      COM       624756102    51584  1031052 SH        SOLE              1031052
NORTEK INC                          COM NEW     656559309   132127  1994363 SH        SOLE              1994363
QUANEX BUILDING PRODUCTS COR          COM       747619104    22197  1087561 SH        SOLE              1087561
RICHARDSON ELECTRS LTD                COM       763165107    20080  1773866 SH        SOLE              1773866
ROCKWOOD HLDGS INC                    COM       774415103    60914  1231586 SH        SOLE              1231586
SCRIPPS E W CO OHIO                 CL A NEW    811054402    29743   513521 SH        SOLE               513521
SNAP ON INC                           COM       833034101    78093   988643 SH        SOLE               988643
TRONOX LTD                          SHS CL A    Q9235V101   104916  5748829 SH        SOLE              5748829
VISHAY PRECISION GROUP INC            COM       92835K103    13162   995550 SH        SOLE               995550
XYLEM INC                             COM       98419M100   115007  4243788 SH        SOLE              4243788